Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 43,897	$ 36,828
Additions	20,957	13,148
Derecognition of Nexa's share of Enercan's provisions - note 4		(311)
Reversals	(7,065)	(5,484)
Interest accrual	455	1,754
Payments	(6,966)	(4,584)
Foreign exchange effect	4,029	2,266
Other	1,480	280
Balance at the end of the year	56,787	43,897
Legal Proceedings Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	8,159
Additions	49
Derecognition of Nexa's share of Enercan's provisions - note 4
Reversals	(186)
Interest accrual	774
Payments	(387)
Foreign exchange effect	1,806
Other	(303)
Balance at the end of the year	9,912	8,159
Legal Proceedings Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	20,520
Additions	10,655
Reversals	(3,960)
Interest accrual	(382)
Payments	(5,351)
Foreign exchange effect	1,429
Other	(617)
Balance at the end of the year	22,294	20,520
Legal Proceedings Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	244
Additions	53
Reversals	(6)
Interest accrual	23
Payments	(11)
Foreign exchange effect	19
Other	438
Balance at the end of the year	760	244
Legal Proceedings Provision Environmental [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	14,974
Additions	10,200
Reversals	(2,913)
Interest accrual	40
Payments	(1,217)
Foreign exchange effect	775
Other	1,962
Balance at the end of the year	$ 23,821	$ 14,974